ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31	2015	2014
(millions of Canadian $)

Trade payables	1,506	1,624
Fair value of derivative contracts (Note 23)	926	749
Dividends payable	385	359
Regulatory liabilities (Note 9)	44	30
Liabilities related to assets held for sale (Note 6)	39	—
Other	121	130
	3,021	2,892